Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Large Cap Index Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 33,250	$ 26,664	$ 21,169	$ 25,925	$ 20,192	$ 17,107	$ 13,045	$ 13,686	$ 11,268	$ 10,099	$ 10,000
Columbia Variable Portfolio – Large Cap Index Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 32,438	26,076	20,753	25,476	19,893	16,895	12,918	13,591	11,213	10,073	10,000
Columbia Variable Portfolio – Large Cap Index Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Class 3
Account Value	$ 32,845	26,373	20,962	25,703	20,046	17,009	12,984	13,641	11,247	10,086	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254	$ 27,399	$ 21,696	$ 26,494	$ 20,585	$ 17,386	$ 13,223	$ 13,829	$ 11,351	$ 10,138	$ 10,000